Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes.
Summary of components of (loss) income before income taxes

	Year Ended December 31,
Dollars in thousands	2021	2020	2019
U.S. operations	$(174,791)	$(94,707)	$(14,823)

Summary of components of income tax (benefit) expense

	Year Ended December 31,
Dollars in thousands	2021	2020	2019
Current:
U.S. Federal	$3,459	$(491)	$11,653
State and local	—	711	4,209
Total current	$3,459	$220	$15,862
Deferred:
U.S. Federal	(28,078)	(21,489)	(19,467)
State and local	(9,416)	(3,935)	(3,651)
Total deferred	$(37,494)	$(25,424)	$(23,118)
Total income tax (benefit) expense	$(34,035)	$(25,204)	$(7,256)

Summary of income tax expense differs from the amount that would result by applying the U.S. statutory rate to income before income taxes

	Year Ended December 31,
	2021	2020	2019
U.S Federal tax expense at statutory rates	21.0%	21.0%	21.0%
State income taxes, net of federal benefit	3.0%	3.8%	8.7%
Valuation allowance	(1.5)%	(0.2)%	(6.8)%
Federal research & development credit	0.5%	2.0%	7.4%
Uncertain tax benefit on federal research and development credit	(0.1)%	(0.5)%	(3.7)%
Release of uncertain tax benefits	0.7%	0.2%	22.1%
Effect of non-controlling interest	(4.1)%	—%	—%
Other	—%	0.4%	0.2%
Effective tax rate	19.5%	26.7%	48.9%

Summary of aggregate changes in the balance of unrecognized tax benefits

	Year Ended December 31,
Dollars in thousands	2021	2020	2019
Balance, beginning of the period	$2,213	$1,935	$4,558
Additions based on tax positions related to the current year	13	250	150
Additions for tax positions related to prior years	—	215	509
Reductions for tax positions related to prior years	(897)	—	—
Deductions for tax positions related to prior years	—	(187)	(1,945)
Deductions for tax positions effectively settled	(1,151)	—	(1,337)
Balance, end of period	$178	$2,213	$1,935

Summary of significant components of the Company's deferred tax assets and liabilities

	December 31,
	2021	2020
Deferred tax assets:
Credit carryforwards	$40	$1,117
Net operating loss carryforwards	1,459	—
Section 163(j) interest carryforward	410	—
Outside basis difference in investments (1)	20,186	—
Accrued liabilities and allowances	—	1,388
Compensation accruals	—	2,750
Asset retirement obligation liability	—	1,994
Deferred revenue	—	2,237
Hedge liability	—	1,200
Other	—	253
Gross deferred tax assets	22,095	10,939
Less: Valuation Allowance	(22,095)	(1,039)
Total deferred tax assets	$—	$9,900
Deferred tax liabilities:
Property and equipment	—	(14,172)
Product costs	—	(3,905)
Prepaid expenses	—	(284)
Intangible assets	—	(30,965)
Goodwill	—	(1,745)
Total deferred tax liabilities	$—	$(51,071)
Net deferred tax liabilities	$—	$(41,171)
(1)	This amount is the deferred tax asset the Company recognizes for its book to tax basis difference in its investment in Redwood Intermediate, LLC.

Summary of state tax credits before valuation allowances and related expiration periods

	Year Ended December 31,
Dollars in thousands	2021	2020	2019
Valuation allowance, beginning of year	$1,039	$851	$1,224
Valuation allowance recorded (released) through tax expense	2,694	188	(373)
Valuation allowance recorded (released) through additional paid-in-capital	18,362	—	—
Valuation allowance, end of year	$22,095	$1,039	$851